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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2014 through October 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Equity
                        Income Fund

--------------------------------------------------------------------------------
                        Annual Report | October 31, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PEQIX
                        Class C     PCEQX
                        Class K     PEQKX
                        Class R     PQIRX
                        Class Y     PYEQX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          25

Notes to Financial Statements                                                 34

Report of Independent Registered Public Accounting Firm                       43

Approval of Investment Advisory Agreement                                     45

Trustees, Officers and Service Providers                                      50

                         Pioneer Equity Income Fund | Annual Report | 10/31/15 1

President's Letter

Dear Shareholder,

Through the first three quarters of 2015, global markets experienced pockets of higher-than-average volatility due to significant cross-currents from different geographic regions. All year, investors focused on the Federal Reserve System's (the Fed's) deliberations over when to begin normalizing interest rates. However, while there were signs of gradual economic improvement in the U.S., economies abroad increasingly diverged. In June, for example, investors grew concerned about the debt crisis in Greece. That news, in turn, was followed by evidence of an economic slowdown in China, which only served to exacerbate existing worries about growth trends in the emerging markets, a segment of the global economy already being negatively impacted by slumping commodity prices, including the price of crude oil, which has been in near-steady decline for almost a year. Through September 30, 2015, the pockets of heightened market volatility alluded to above had resulted in the Standard & Poor's 500 Index turning in a negative (-5.27%) return over the first nine months of the year. However, the S&P 500 recovered nicely in October, returning 8.43% for the month, which boosted the index's year-to-date return into positive territory, at 2.71%.

Despite the headwinds still vexing the global economy, our longer-term view of the U.S. economy has remained positive. Economic conditions in the U.S. have generally been constructive, based largely on improvements in employment statistics and an uptick in the housing sector, which has aided the consumer side of the economy, where household spending has been rising modestly. U.S. consumers also stand to benefit, potentially, from lower energy prices as the winter weather approaches. We continue to believe the U.S. economy remains on a slow, steady growth trend, and that it is unlikely to be disrupted by a slow pace of interest-rate normalization by the Fed.

Pioneer Investments believes that investors in today's environment can potentially benefit from the consistent and disciplined investment approach we have used since our founding in 1928. We focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Equity Income Fund | Annual Report | 10/31/15

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
November 2, 2015

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Equity Income Fund | Annual Report | 10/31/15 3

Portfolio Management Discussion | 10/31/15

In the following interview, John Carey, Executive Vice President and Director of U.S. Portfolio Management at Pioneer Investments, discusses the investment environment during the 12-month period ended October 31, 2015, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund, along with Walter Hunnewell, Jr., a vice president and a portfolio manager at Pioneer.

Q How would you describe the market environment for equities during the 12-month period ended October 31, 2015, particularly for the types of equities deemed appropriate for the Fund?

A Returns for the overall equity market were positive for the 12-month period. Within the market, however, growth stocks significantly outperformed value stocks, as investors were drawn to stocks of companies that appeared able to achieve higher earnings in an economy expanding at only a moderate pace. Throughout the period there was a market expectation, not fulfilled, that the Federal Reserve System (the Fed) would raise short-term interest rates, and a resulting cautiousness towards stocks in sectors and industries felt to be vulnerable to higher rates, including utilities, real-estate investment trusts (REITs), and industrials, among others. The strong U.S. dollar - strong to a degree because of that belief that rates were going higher - hampered business for many exporting companies, particularly machinery manufacturers and consumer-products makers. Finally, an intense fascination with the internet, online sales, biotech, and other "cutting-edge" enterprises drained investment dollars from more "old-line"-type businesses and led to quite strong performance by a select list of hyper-growth "stories;" and plodding, sluggish performance by many other stocks.

     In that "Tale of Two Cities" stock market environment, the approach that we took in managing the Fund was our customary one of emphasizing stocks we thought well supported by both attractive valuation and appreciation potential. The strategy of Pioneer Equity Income Fund is to "back into growth" by looking first at a company's record of dividend* payments. We place special emphasis on owning stocks that have paid dividends over multiple years and at rising levels.

     We seek to own shares of companies able to achieve such track records as the result of steady and growing earnings and cash flows. We also look for stocks that have not received as much attention as market-leading names - and that sometimes positions the Fund in stocks not yet fully priced. One

*    Dividends are not guaranteed.

4 Pioneer Equity Income Fund | Annual Report | 10/31/15 byproduct of that process is our happening upon stocks that, from time to time, are "taken over" by other entities in mergers and acquisitions, often at premium prices relative to the current market. Kraft (consumer staples) and Chubb (financials) were two significant portfolio holdings that received such offers during the 12-month period, with both contributing positively to the Fund's investment results.

Q How did the Fund perform in that environment during the 12-month period ended October 31, 2015?

A Pioneer Equity Income Fund's Class A shares returned 5.30% at net asset value during the 12-month period ended October 31, 2015, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 0.53%. During the same period, the average return of the 497 mutual funds in Lipper's Equity Income Funds category was 0.08%, and the average return of the 1,377 mutual funds in Morningstar's Large Value Funds category was 0.37%.

Q The Fund outperformed the Russell Index benchmark during the 12-month period ended October 31, 2015. Could you please discuss the major reasons for the Fund's benchmark-relative outperformance?

A Most of the benchmark-relative outperformance in the Fund's portfolio during the period came from stock selections, but sector allocations also contributed positively to relative returns. The main sector-allocation contributing factor was the Fund's large underweight to energy, the poorest-performing sector in the Russell Index during the period. With regard to energy, we were skeptical that oil and gas prices would bounce back quickly from the nosedive they took after the middle of the 2014 calendar year, and we were also concerned about the sustainability of dividend payments in a sector with plummeting earnings. On the negative side of asset allocation, a portfolio overweight to the likewise poor-performing materials sector hurt relative results, but stock selection in the sector was good, nearly offsetting the performance loss from the sector-weighting decision.

     The bulk of the Fund's strong benchmark-relative performance during the period resulted from gains on individual stocks held in the portfolio. We have already mentioned Kraft and Chubb, recipients of take-over offers. Other meaningful, positive performance attribution came from the Fund's holdings in Dr. Pepper Snapple (consumer staples), Cedar Fair (consumer discretionary), Mondelez International (consumer staples), NVIDIA (information technology), and Pinnacle Foods (consumer staples). The

                         Pioneer Equity Income Fund | Annual Report | 10/31/15 5

     Fund's returns also benefited from not owning, or owning only relatively modest amounts of, performance laggards such as Chevron, ExxonMobil, and Wal-Mart Stores.

     Security selection results were not all positive during the 12-month period, however, as the Fund lost some benchmark-relative performance on positions in Canadian Imperial Bank (financials) and Syngenta (materials). The problems plaguing the natural-resources industries affected the Canadian economy and diminished prospects for growth in the banking industry, and so we sold the Fund's position in Canadian Imperial during the period. Syngenta received, but spurned, a rich acquisition offer from Monsanto, which ultimately pulled its offer and walked away, causing a decline in Syngenta's share price. We have retained the Fund's position in Syngenta as we think the shares, at their reduced price, represent reasonable value.

Q What changes did you make to the Fund's portfolio during the 12-month period ended October 31, 2015?

A During the 12-month period, we added somewhat more than two dozen positions to the Fund's portfolio and liquidated nearly three dozen, with a net reduction of about a half-dozen names.

     Important additions to the portfolio during the period included:
     Consolidated Edison (utilities), an electricity and natural-gas supplier to New York City and parts of New Jersey and Pennsylvania; Helmerich & Payne (energy), an oil-and-gas drilling company, with a focus on North and South America; Mead Johnson Nutrition (consumer staples), provider of nutritional products to babies, with important businesses in emerging markets, especially China; CBS (consumer discretionary), television and radio broadcaster and book publisher; and Hartford Financial Services (financials), diversified insurance underwriter. Later in the period, after observing the stock's decline with the price of oil, we took advantage of what we regarded as an attractive entry point and added shares of Chevron (energy), the integrated, international oil, gas, and chemical company we mentioned previously.

     Both purchased and sold during the period was Broadcom (information technology), developer of integrated circuits for communications. The stock jumped after we purchased it, when the company received a premium take-over bid, and we decided to take profits and reinvest elsewhere. AGL Resources (utilities) likewise received a take-over bid, leading us to sell that position. With regard to Kraft, we kept the Fund invested in the stock through its merger with Heinz and later sold the portfolio's holding in the combined company. A host of other sales from the portfolio during the period owed to our thinking that the price of the stock had reached fair

6 Pioneer Equity Income Fund | Annual Report | 10/31/15 value, that earnings prospects for the company had diminished or that we had found better value in other stocks and determined that a substitution of names was warranted.

Q Did the Fund hold any derivatives during the 12-month period ended October 31, 2015?

A    No. The Fund did not own any derivative positions during the period.

Q As you noted earlier, the Fund typically places an emphasis on dividend-paying stocks. Would you describe the environment for dividends as positive or negative during the 12-month period ended October 31, 2015?

A Generally speaking, investors were cautious towards owning stocks whose prices they perceived as receiving meaningful support from their dividend yields. Due to the broad expectation that interest rates were soon going to rise, investors especially shied away from names they regarded as "bond substitutes." While we understand the logic of that view; namely, that bonds offering high coupons will present greater competition to stocks trading on their dividend yields, we have never quite agreed with it. As long as companies can increase earnings over time and thus potentially increase their dividends, they stand a chance of competing for investor attention with bonds, which usually have fixed coupon rates from issuance through maturity. Later in the period, when we thought that weakness in some of the so-called bond substitutes presented potentially attractive buying opportunities, we added to the Fund's holdings in utilities and REITs, among other income-heavy securities. In the event, of course, the Fed had still not raised short-term rates by the end of the period, and the above-noted investor concerns appeared to become less intense.

Q What is your outlook for the equity markets as we approach the end of calendar 2015 and get ready to usher in a new calendar year?

A Investor behavior seems much influenced by the state of the economy, and so we, too, think about that, even while spending most of our time studying and assessing companies. Our view is that the U. S. economy will show continued moderate growth into 2016, but with risks. The weakness in commodities prices troubles us, as do the soft results for many industrials sector names, especially the capital-goods companies. So far, the housing and automotive industries are holding up; but, especially in the case of autos, one has the sense that promotions and "special offers" are becoming more important. Merger-and-acquisition activity, which helped fuel market advances over the past couple of years and certainly has benefited the Fund's performance, has lost some of its traction as anti-trust cases have become more aggressive and opposition has grown to tax-inversion

                         Pioneer Equity Income Fund | Annual Report | 10/31/15 7 schemes. In our opinion, it is very difficult to see higher profit margins at this point without stronger sales; and, particularly for multinational companies, the strong U.S. dollar and the weakness of economies elsewhere in the world are holding sales back.

     Another key question is what will happen going forward in Europe, Latin America, and China? We believe we need to see improvement in those areas, along with some lessening of the current and rather acute geopolitical risks, if we are to experience markedly higher economic growth in the U.S.

     Therefore, we are cautious, if still on balance constructive, regarding economic prospects here at home. Against that backdrop, we think that the Fund's strategy of leaning towards value and dividends as well as balance-sheet strength - and company management teams committed to returns for shareholders - remains the way to go.

     Thank you as always for your support.

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Equity Income Fund | Annual Report | 10/31/15

Portfolio Summary | 10/31/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         89.6%
International Common Stocks                                                 7.0%
Depositary Receipts for International Stocks                                3.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 20.8%
Consumer Staples                                                           13.9%
Health Care                                                                12.9%
Utilities                                                                  11.0%
Consumer Discretionary                                                     10.6%
Industrials                                                                 8.8%
Materials                                                                   8.5%
Energy                                                                      7.5%
Information Technology                                                      4.9%
Telecommunication Services                                                  1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. The Valspar Corp.                                                     3.94%
--------------------------------------------------------------------------------
  2. The Chubb Corp.                                                       2.95
--------------------------------------------------------------------------------
  3. The Gorman-Rupp Co.                                                   2.65
--------------------------------------------------------------------------------
  4. Mondelez International, Inc.                                          2.41
--------------------------------------------------------------------------------
  5. Cedar Fair LP                                                         2.31
--------------------------------------------------------------------------------
  6. Becton Dickinson and Co.                                              2.19
--------------------------------------------------------------------------------
  7. Dr. Pepper Snapple Group, Inc.                                        2.15
--------------------------------------------------------------------------------
  8. General Electric Co.                                                  2.02
--------------------------------------------------------------------------------
  9. Chevron Corp.                                                         1.85
--------------------------------------------------------------------------------
 10. Alliant Energy Corp.                                                  1.78
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                         Pioneer Equity Income Fund | Annual Report | 10/31/15 9

Prices and Distributions | 10/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                       10/31/15                    10/31/14
--------------------------------------------------------------------------------
           A                          $34.41                      $36.47
--------------------------------------------------------------------------------
           C                          $33.91                      $36.03
--------------------------------------------------------------------------------
           K                          $34.44                      $36.52
--------------------------------------------------------------------------------
           R                          $34.83                      $36.88
--------------------------------------------------------------------------------
           Y                          $34.71                      $36.77
--------------------------------------------------------------------------------

Distributions per Share: 11/1/14-10/31/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Net
                        Investment          Short-Term           Long-Term
         Class            Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
           A             $0.7510                $ --              $3.1476
--------------------------------------------------------------------------------
           C             $0.5240                $ --              $3.1476
--------------------------------------------------------------------------------
           K             $0.8951                $ --              $3.1476
--------------------------------------------------------------------------------
           R             $0.6299                $ --              $3.1476
--------------------------------------------------------------------------------
           Y             $0.8531                $ --              $3.1476
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Equity Income Fund | Annual Report | 10/31/15

Performance Update | 10/31/15                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Income Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2015)
--------------------------------------------------------------------------------
                        Net         Public      Russell
                        Asset       Offering    1000
                        Value       Price       Value
Period                  (NAV)       (POP)       Index
--------------------------------------------------------------------------------
10 Years                 7.30%       6.67%       6.75%
5 Years                 12.89       11.56       13.26
1 Year                   5.30       -0.75        0.53
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Equity           Russell 1000
                                    Income Fund              Value Index
10/05                               $ 9,425                  $10,000
10/06                               $11,463                  $12,146
10/07                               $12,634                  $13,462
10/08                               $ 8,845                  $ 8,508
10/09                               $ 8,641                  $ 8,915
10/10                               $10,401                  $10,315
10/11                               $11,572                  $10,951
10/12                               $12,739                  $12,800
10/13                               $16,119                  $16,422
10/14                               $18,107                  $19,124
10/15                               $19,066                  $19,225

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 11

Performance Update | 10/31/15                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2015)
--------------------------------------------------------------------------------
                                                Russell
                                                1000
                        If          If          Value
Period                  Held        Redeemed    Index
--------------------------------------------------------------------------------
10 Years                 6.49%       6.49%       6.75%
5 Years                 12.06       12.06       13.26
1 Year                   4.49        4.49        0.53
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Equity           Russell 1000
                                    Income Fund              Value Index
10/05                               $10,000                  $10,000
10/06                               $12,066                  $12,146
10/07                               $13,197                  $13,462
10/08                               $ 9,169                  $ 8,508
10/09                               $ 8,883                  $ 8,915
10/10                               $10,612                  $10,315
10/11                               $11,721                  $10,951
10/12                               $12,806                  $12,800
10/13                               $16,085                  $16,422
10/14                               $17,948                  $19,124
10/15                               $18,753                  $19,225

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Equity Income Fund | Annual Report | 10/31/15

Performance Update | 10/31/15                                     Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2015)
--------------------------------------------------------------------------------
                        Net         Russell
                        Asset       1000
                        Value       Value
Period                  (NAV)       Index
--------------------------------------------------------------------------------
10 Years                 7.42%       6.75%
5 Years                 13.15       13.26
1 Year                   5.67        0.53
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        0.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Equity           Russell 1000
                                    Income Fund              Value Index
10/05                               $10,000                  $10,000
10/06                               $12,161                  $12,146
10/07                               $13,404                  $13,462
10/08                               $ 9,384                  $ 8,508
10/09                               $ 9,168                  $ 8,915
10/10                               $11,034                  $10,315
10/11                               $12,277                  $10,951
10/12                               $13,515                  $12,800
10/13                               $17,164                  $16,422
10/14                               $19,365                  $19,124
10/15                               $20,463                  $19,225

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on December 20, 2012, would have been higher than the performance shown. For the period beginning December 20, 2012, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 13

Performance Update | 10/31/15                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2015)
--------------------------------------------------------------------------------
                        Net         Russell
                        Asset       1000
                        Value       Value
Period                  (NAV)       Index
--------------------------------------------------------------------------------
10 Years                 7.02%       6.75%
5 Years                 12.52       13.26
1 Year                   4.90        0.53
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Equity           Russell 1000
                                    Income Fund              Value Index
10/05                               $10,000                  $10,000
10/06                               $12,141                  $12,146
10/07                               $13,367                  $13,462
10/08                               $ 9,339                  $ 8,508
10/09                               $ 9,105                  $ 8,915
10/10                               $10,928                  $10,315
10/11                               $12,126                  $10,951
10/12                               $13,309                  $12,800
10/13                               $16,788                  $16,422
10/14                               $18,793                  $19,124
10/15                               $19,713                  $19,225

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Equity Income Fund | Annual Report | 10/31/15

Performance Update | 10/31/15                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2015)
--------------------------------------------------------------------------------
                        Net         Russell
                        Asset       1000
                        Value       Value
Period                  (NAV)       Index
--------------------------------------------------------------------------------
10 Years                 7.71%       6.75%
5 Years                 13.26       13.26
1 Year                   5.56        0.53
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        0.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                    Pioneer Equity           Russell 1000
                                    Income Fund              Value Index
10/05                               $ 5,000,000              $5,000,000
10/06                               $ 6,104,780              $6,072,846
10/07                               $ 6,755,214              $6,730,773
10/08                               $ 4,747,971              $4,253,999
10/09                               $ 4,660,295              $4,457,543
10/10                               $ 5,638,011              $5,157,662
10/11                               $ 6,299,536              $5,475,404
10/12                               $ 6,958,876              $6,400,236
10/13                               $ 8,836,006              $8,210,801
10/14                               $ 9,955,974              $9,562,102
10/15                               $10,509,560              $9,612,718

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2015, through October 31, 2015.

-------------------------------------------------------------------------------------
Share Class                 A            C            K            R            Y
-------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 5/1/15
-------------------------------------------------------------------------------------
Ending Account Value    $1,010.94    $1,007.23    $1,013.04    $1,009.04    $1,012.37
(after expenses) on
10/31/15
-------------------------------------------------------------------------------------
Expenses Paid           $    5.37    $    9.11    $    3.40    $    7.14    $    3.96
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.80%, 0.67% 1.41% and 0.78% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16 Pioneer Equity Income Fund | Annual Report | 10/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2015, through October 31, 2015.

-------------------------------------------------------------------------------------
Share Class                 A            C            K            R            Y
-------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 5/1/15
-------------------------------------------------------------------------------------
Ending Account Value    $1,019.86    $1,016.13    $1,021.83    $1,018.10    $1,021.27
(after expenses) on
10/31/15
-------------------------------------------------------------------------------------
Expenses Paid           $    5.40    $    9.15    $    3.41    $    7.17    $    3.97
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.80%, 0.67% 1.41% and 0.78% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 17

Schedule of Investments | 10/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 7.5%
               Oil & Gas Drilling -- 1.4%
     362,082   Helmerich & Payne, Inc.                                $   20,374,354
------------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 0.6%
     418,400   Frank's International NV                               $    7,179,744
      15,000   Schlumberger, Ltd.                                          1,172,400
                                                                      --------------
                                                                      $    8,352,144
------------------------------------------------------------------------------------
               Integrated Oil & Gas -- 2.8%
     299,731   Chevron Corp.                                          $   27,239,553
     187,788   Occidental Petroleum Corp.                                 13,997,718
                                                                      --------------
                                                                      $   41,237,271
------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 0.5%
     122,472   Anadarko Petroleum Corp.                               $    8,190,927
------------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 2.2%
     426,030   Marathon Petroleum Corp.                               $   22,068,354
     115,124   Phillips 66                                                10,251,792
                                                                      --------------
                                                                      $   32,320,146
                                                                      --------------
               Total Energy                                           $  110,474,842
------------------------------------------------------------------------------------
               MATERIALS -- 8.6%
               Fertilizers & Agricultural Chemicals -- 0.9%
     200,000   Syngenta AG (A.D.R.)                                   $   13,458,000
------------------------------------------------------------------------------------
               Specialty Chemicals -- 5.6%
     113,247   Celanese Corp.                                         $    8,046,199
       4,755   Givaudan SA                                                 8,519,866
     200,454   Johnson Matthey Plc                                         7,994,641
     716,600   The Valspar Corp.                                          58,008,771
                                                                      --------------
                                                                      $   82,569,477
------------------------------------------------------------------------------------
               Paper Packaging -- 0.8%
     254,381   Sonoco Products Co.                                    $   10,859,525
------------------------------------------------------------------------------------
               Diversified Metals & Mining -- 1.3%
     237,600   Compass Minerals International, Inc.                   $   19,302,624
                                                                      --------------
               Total Materials                                        $  126,189,626
------------------------------------------------------------------------------------
               CAPITAL GOODS -- 6.0%
               Aerospace & Defense -- 0.6%
      70,442   Raytheon Co.                                           $    8,269,891
------------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.0%
   1,029,984   General Electric Co.                                   $   29,787,137
------------------------------------------------------------------------------------
               Industrial Machinery -- 2.7%
   1,363,363   The Gorman-Rupp Co.+                                   $   38,978,548
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Equity Income Fund | Annual Report | 10/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.7%
     184,056   Wolseley Plc                                           $   10,839,165
                                                                      --------------
               Total Capital Goods                                    $   87,874,741
------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 2.2%
               Office Services & Supplies -- 0.5%
     192,664   MSA Safety, Inc.                                       $    8,377,031
------------------------------------------------------------------------------------
               Diversified Support Services -- 1.3%
     290,000   G&K Services, Inc.                                     $   19,087,800
------------------------------------------------------------------------------------
               Human Resource & Employment Services -- 0.4%
      95,096   Randstad Holding NV                                    $    5,686,580
                                                                      --------------
               Total Commercial Services & Supplies                   $   33,151,411
------------------------------------------------------------------------------------
               TRANSPORTATION -- 0.6%
               Railroads -- 0.6%
      97,059   Union Pacific Corp.                                    $    8,672,222
                                                                      --------------
               Total Transportation                                   $    8,672,222
------------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.8%
               Auto Parts & Equipment -- 0.3%
     112,608   BorgWarner, Inc.                                       $    4,821,875
------------------------------------------------------------------------------------
               Automobile Manufacturers -- 0.5%
     220,000   General Motors Co.                                     $    7,680,200
                                                                      --------------
               Total Automobiles & Components                         $   12,502,075
------------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.8%
               Household Appliances -- 0.8%
     380,383   Electrolux AB                                          $   11,236,390
                                                                      --------------
               Total Consumer Durables & Apparel                      $   11,236,390
------------------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.5%
               Hotels, Resorts & Cruise Lines -- 1.8%
     590,357   InterContinental Hotels Group Plc                      $   23,690,748
      60,765   InterContinental Hotels Group Plc (A.D.R.)                  2,423,308
                                                                      --------------
                                                                      $   26,114,056
------------------------------------------------------------------------------------
               Leisure Facilities -- 2.3%
     607,087   Cedar Fair LP                                          $   33,996,872
------------------------------------------------------------------------------------
               Restaurants -- 0.4%
      48,921   Cracker Barrel Old Country Store, Inc.                 $    6,724,681
                                                                      --------------
               Total Consumer Services                                $   66,835,609
------------------------------------------------------------------------------------
               MEDIA -- 2.9%
               Broadcasting -- 1.4%
     270,000   CBS Corp. (Class B)                                    $   12,560,400
     132,190   Scripps Networks Interactive, Inc.                          7,941,975
                                                                      --------------
                                                                      $   20,502,375
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 19

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               Movies & Entertainment -- 0.6%
     500,000   Regal Entertainment Group                              $    9,690,000
------------------------------------------------------------------------------------
               Publishing -- 0.9%
     114,100   John Wiley & Sons, Inc. (Class A)                      $    5,970,853
     142,644   Meredith Corp.                                              6,707,121
                                                                      --------------
                                                                      $   12,677,974
                                                                      --------------
               Total Media                                            $   42,870,349
------------------------------------------------------------------------------------
               RETAILING -- 1.5%
               Department Stores -- 0.9%
     200,000   Nordstrom, Inc.                                        $   13,042,000
------------------------------------------------------------------------------------
               General Merchandise Stores -- 0.6%
     125,979   Target Corp.                                           $    9,723,059
                                                                      --------------
               Total Retailing                                        $   22,765,059
------------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 12.9%
               Soft Drinks -- 3.1%
     353,400   Dr. Pepper Snapple Group, Inc.                         $   31,583,358
     323,033   The Coca-Cola Co.                                          13,680,448
                                                                      --------------
                                                                      $   45,263,806
------------------------------------------------------------------------------------
               Packaged Foods & Meats -- 9.8%
     445,005   Campbell Soup Co.                                      $   22,601,804
     133,287   General Mills, Inc.                                         7,745,308
      80,712   John B Sanfilippo & Son, Inc.                               5,223,681
     342,785   Kellogg Co.                                                24,173,198
     100,000   McCormick & Co., Inc.                                       8,398,000
     222,793   Mead Johnson Nutrition Co.                                 18,269,026
     769,000   Mondelez International, Inc.                               35,497,040
     503,396   Pinnacle Foods, Inc.                                       22,189,696
                                                                      --------------
                                                                      $  144,097,753
                                                                      --------------
               Total Food, Beverage & Tobacco                         $  189,361,559
------------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.1%
               Household Products -- 1.1%
     129,210   The Clorox Co.                                         $   15,755,867
                                                                      --------------
               Total Household & Personal Products                    $   15,755,867
------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.0%
               Health Care Equipment -- 3.8%
     116,900   Abbott Laboratories                                    $    5,237,120
     226,600   Becton Dickinson and Co.                                   32,295,032
   1,026,557   Smith & Nephew Plc                                         17,580,440
                                                                      --------------
                                                                      $   55,112,592
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Annual Report | 10/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               Health Care Distributors -- 1.2%
     509,300   Owens & Minor, Inc.                                    $   18,258,405
                                                                      --------------
               Total Health Care Equipment & Services                 $   73,370,997
------------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
               SCIENCES -- 8.0%
               Biotechnology -- 0.5%
      49,017   Amgen, Inc.                                            $    7,753,509
------------------------------------------------------------------------------------
               Pharmaceuticals -- 7.5%
     323,326   AstraZeneca Plc (A.D.R.)                               $   10,310,866
     147,342   Eli Lilly & Co.                                            12,018,687
     461,065   GlaxoSmithKline Plc (A.D.R.)                               19,853,459
     454,640   Merck & Co., Inc.                                          24,850,622
     550,165   Pfizer, Inc.                                               18,606,580
      95,096   Roche Holding AG (A.D.R.)                                   3,224,705
     481,577   Zoetis, Inc.                                               20,712,627
                                                                      --------------
                                                                      $  109,577,546
                                                                      --------------
               Total Pharmaceuticals, Biotechnology & Life Sciences   $  117,331,055
------------------------------------------------------------------------------------
               BANKS -- 5.9%
               Diversified Banks -- 3.7%
   1,018,202   Bank of America Corp.                                  $   17,085,430
     302,081   US Bancorp                                                 12,741,777
     459,400   Wells Fargo & Co.                                          24,871,916
                                                                      --------------
                                                                      $   54,699,123
------------------------------------------------------------------------------------
               Regional Banks -- 1.1%
     299,847   Citizens Financial Group, Inc.                         $    7,286,282
     530,000   People's United Financial, Inc.                             8,453,500
                                                                      --------------
                                                                      $   15,739,782
------------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 1.1%
     963,343   New York Community Bancorp, Inc.                       $   15,914,426
                                                                      --------------
               Total Banks                                            $   86,353,331
------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.4%
               Consumer Finance -- 1.0%
     204,781   American Express Co.                                   $   15,002,256
------------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 1.9%
     263,511   Federated Investors, Inc. (Class B)                    $    8,097,693
      65,000   Northern Trust Corp.                                        4,575,350
     225,754   State Street Corp.                                         15,577,026
                                                                      --------------
                                                                      $   28,250,069
------------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.5%
     232,759   Morgan Stanley Co.                                     $    7,674,064
                                                                      --------------
               Total Diversified Financials                           $   50,926,389
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 21

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               INSURANCE -- 7.4%
               Life & Health Insurance -- 1.0%
     281,652   Lincoln National Corp.                                 $   15,071,199
------------------------------------------------------------------------------------
               Multi-line Insurance -- 1.1%
     346,013   The Hartford Financial Services Group, Inc.            $   16,006,561
------------------------------------------------------------------------------------
               Property & Casualty Insurance -- 5.3%
     335,587   The Chubb Corp.                                        $   43,408,178
     283,525   The Progressive Corp.                                       9,393,183
     223,272   The Travelers Companies, Inc.                              25,205,176
                                                                      --------------
                                                                      $   78,006,537
                                                                      --------------
               Total Insurance                                        $  109,084,297
------------------------------------------------------------------------------------
               REAL ESTATE -- 4.1%
               Hotel & Resort REIT -- 0.5%
     293,416   Chesapeake Lodging Trust                               $    8,080,677
------------------------------------------------------------------------------------
               Office REIT -- 1.8%
     149,330   Alexandria Real Estate Equities, Inc.                  $   13,400,874
     529,672   BioMed Realty Trust, Inc.                                  12,399,622
                                                                      --------------
                                                                      $   25,800,496
------------------------------------------------------------------------------------
               Residential REIT -- 0.6%
     128,333   Camden Property Trust                                  $    9,469,692
------------------------------------------------------------------------------------
               Retail REIT -- 0.6%
     331,872   Kimco Realty Corp.                                     $    8,884,213
------------------------------------------------------------------------------------
               Specialized REIT -- 0.6%
     359,003   Outfront Media, Inc.                                   $    8,476,061
                                                                      --------------
               Total Real Estate                                      $   60,711,139
------------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 0.7%
               IT Consulting & Other Services -- 0.7%
      99,491   Accenture Plc                                          $   10,665,435
                                                                      --------------
               Total Software & Services                              $   10,665,435
------------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
               Semiconductor Equipment -- 0.2%
      81,814   Cabot Microelectronics Corp.*                          $    3,450,096
------------------------------------------------------------------------------------
               Semiconductors -- 4.0%
      20,000   Intel Corp.                                            $      677,200
     288,426   Linear Technology Corp.                                    12,811,883
     523,502   Microchip Technology, Inc.                                 25,279,912
     717,266   NVIDIA Corp.                                               20,348,836
                                                                      --------------
                                                                      $   59,117,831
                                                                      --------------
               Total Semiconductors & Semiconductor Equipment         $   62,567,927
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Annual Report | 10/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 0.7%
               Integrated Telecommunication Services -- 0.7%
     214,462   AT&T, Inc.                                             $    7,186,622
      55,000   Verizon Communications, Inc.                                2,578,400
                                                                      --------------
                                                                      $    9,765,022
                                                                      --------------
               Total Telecommunication Services                       $    9,765,022
------------------------------------------------------------------------------------
               Utilities -- 11.1%
               Electric Utilities -- 4.3%
     362,057   American Electric Power Co., Inc.                      $   20,510,529
     348,814   Eversource Energy                                          17,768,585
     134,639   NextEra Energy, Inc.                                       13,822,040
     278,568   Westar Energy, Inc.                                        11,059,150
                                                                      --------------
                                                                      $   63,160,304
------------------------------------------------------------------------------------
               Gas Utilities -- 2.0%
     361,811   National Fuel Gas Co.                                  $   19,005,932
     522,877   Questar Corp.                                              10,797,410
                                                                      --------------
                                                                      $   29,803,342
------------------------------------------------------------------------------------
               Multi-Utilities -- 4.8%
     442,569   Alliant Energy Corp.                                   $   26,120,422
     498,500   Ameren Corp.                                               21,774,480
     335,667   Consolidated Edison, Inc.                                  22,070,105
                                                                      --------------
                                                                      $   69,965,007
                                                                      --------------
               Total Utilities                                        $  162,928,653
------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,099,717,807)                                  $1,471,393,995
------------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.9%
               (Cost $1,099,717,807) (a)                              $1,471,393,995
------------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- 0.1%                     $    1,181,876
------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                             $1,472,575,871
====================================================================================

*          Non-income producing security.

REIT       Real Estate Investment Trust.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(A.D.R.)   American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 23

(a) At October 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,084,283,369 was as follows:

                Aggregate gross unrealized appreciation for all investments
                  in which there is an excess of value over tax cost             $ 415,872,493

                Aggregate gross unrealized depreciation for all investments
                  in which there is an excess of tax cost over value               (28,761,867)
                                                                                 -------------
                Net unrealized appreciation                                      $ 387,110,626
                                                                                 =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2015 aggregated $595,627,868 and $663,663,467, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                       Level 1            Level 2     Level 3     Total
--------------------------------------------------------------------------------
Common Stocks          $1,471,393,995     $--         $--         $1,471,393,995
--------------------------------------------------------------------------------
  Total                $1,471,393,995     $--         $--         $1,471,393,995
================================================================================

During the year ended October 31, 2015, there were no transfers between Levels 1, 2 and 3. The following is a summary of the fair valuation of certain Fund's assets and liabilities as of October 31, 2015:

--------------------------------------------------------------------------------
                                       Level 1     Level 2     Level 3     Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value           $ --        $37         $ --        $37
--------------------------------------------------------------------------------
  Total                                $ --        $37         $ --        $37
================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Annual Report | 10/31/15

Statement of Assets and Liabilities | 10/31/15

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $1,092,761,043)                                                      $1,432,415,447
  Investment in securities of an affiliated issuer, at value (cost $6,956,764)      38,978,548
----------------------------------------------------------------------------------------------
     Total investments in securities, at value (cost $1,099,717,807)            $1,471,393,995
  Foreign currency (cost $37)                                                               37
  Receivables --
     Investment securities sold                                                      8,776,261
     Fund shares sold                                                                2,636,026
     Dividends                                                                       2,198,307
  Other assets                                                                          49,737
----------------------------------------------------------------------------------------------
         Total assets                                                           $1,485,054,363
==============================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                            $   10,145,617
     Fund shares repurchased                                                         1,393,988
     Trustees fees                                                                       5,456
  Due to affiliates                                                                    495,845
  Due to custodian                                                                     354,357
  Accrued expenses                                                                      83,229
----------------------------------------------------------------------------------------------
         Total liabilities                                                      $   12,478,492
==============================================================================================
NET ASSETS:
  Paid-in capital                                                               $  973,796,503
  Undistributed net investment income                                               17,297,104
  Accumulated net realized gain on investments                                     109,956,884
  Net unrealized appreciation on investments                                       371,676,188
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                   (150,808)
----------------------------------------------------------------------------------------------
         Total net assets                                                       $1,472,575,871
==============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $732,397,139/21,286,672 shares)                             $        34.41
  Class C (based on $116,089,691/3,423,446 shares)                              $        33.91
  Class K (based on $20,908,034/607,077 shares)                                 $        34.44
  Class R (based on $75,876,027/2,178,211 shares)                               $        34.83
  Class Y (based on $527,304,980/15,190,276 shares)                             $        34.71
MAXIMUM OFFERING PRICE:
  Class A ($34.41 (divided by) 94.25%)                                          $        36.51
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 25

Statement of Operations

For the Year Ended 10/31/15

INVESTMENT INCOME:
  Dividends (including dividend income from affiliated issuer of
     $552,377 and net of foreign tax withheld of $154,690)          $ 45,256,841
-----------------------------------------------------------------------------------------------
         Total investment income                                                   $ 45,256,841
-----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                   $  8,923,615
  Transfer agent fees
     Class A                                                             456,096
     Class B*                                                              1,154
     Class C                                                              48,231
     Class K                                                               1,291
     Class R                                                               4,240
     Class Y                                                               2,690
     Class Z**                                                               732
  Distribution fees
     Class A                                                           1,875,881
     Class B*                                                              2,832
     Class C                                                           1,195,888
     Class R                                                             381,699
  Shareholder communications expense                                   1,592,649
  Administrative expense                                                 439,993
  Custodian fees                                                          33,346
  Registration fees                                                      115,389
  Professional fees                                                       85,495
  Printing expense                                                        44,701
  Fees and expenses of nonaffiliated Trustees                             64,768
  Miscellaneous                                                           95,788
-----------------------------------------------------------------------------------------------
     Total expenses                                                                $ 15,366,478
-----------------------------------------------------------------------------------------------
         Net investment income                                                     $ 29,890,363
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments (including from affiliated issuer of $1,843,271)   $109,971,791
     Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies              (117,755)  $109,854,036
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments (including from affiliated Issuer
         of ($6,156,814))                                           $(62,034,618)
     Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies               (48,574)  $(62,083,192)
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
     foreign currency transactions                                                 $ 47,770,844
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $ 77,661,207
===============================================================================================

* Class B shares converted to Class A shares on November 10, 2014. ** Class Z shares converted to Class Y shares on August 7, 2015.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Annual Report | 10/31/15

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                            Year Ended       Year Ended
                                                            10/31/15         10/31/14
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   29,890,363   $   38,775,202
Net realized gain on investments and foreign
  currency transactions                                        109,854,036      128,186,771
Change in net unrealized appreciation (depreciation)
  on investments and foreign currency transactions             (62,083,192)       8,751,709
-------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $   77,661,207   $  175,713,682
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.75 and $0.80 per share, respectively)     $  (16,716,779)  $  (18,352,204)
      Class B* ($0.00 and $0.40 per share, respectively)                --         (135,583)
      Class C ($0.52 and $0.55 per share, respectively)         (1,851,301)      (1,761,651)
      Class K ($0.90 and $0.94 per share, respectively)           (413,670)         (97,088)
      Class R ($0.63 and $0.67 per share, respectively)         (1,405,801)      (1,598,587)
      Class Y ($0.85 and $0.91 per share, respectively)        (12,754,872)     (12,885,265)
      Class Z** ($0.64 and $0.85 per share, respectively)          (24,005)         (52,341)
Net realized gain:
      Class A ($3.15 and $1.15 per share, respectively)     $  (66,682,486)  $  (26,460,393)
      Class B* ($0.00 and $1.15 per share, respectively)                --         (449,286)
      Class C ($3.15 and $1.15 per share, respectively)        (10,128,292)      (3,553,217)
      Class K ($3.15 and $1.15 per share, respectively)           (961,946)          (3,933)
      Class R ($3.15 and $1.15 per share, respectively)         (6,797,737)      (2,944,529)
      Class Y ($3.15 and $1.15 per share, respectively)        (43,627,159)     (15,774,041)
      Class Z** ($3.15 and $1.15 per share, respectively)         (116,535)         (94,442)
-------------------------------------------------------------------------------------------
          Total distributions to shareowners                $ (161,480,583)  $  (84,162,560)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                $  328,984,174   $  309,566,344
Reinvestment of distributions                                  143,406,591       74,758,846
Cost of shares repurchased                                    (413,532,740)    (460,644,848)
-------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         Fund share transactions                            $   58,858,025   $  (76,319,658)
-------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                 $  (24,961,351)  $   15,231,464
NET ASSETS:
Beginning of year                                            1,497,537,222    1,482,305,758
-------------------------------------------------------------------------------------------
End of year                                                 $1,472,575,871   $1,497,537,222
-------------------------------------------------------------------------------------------
Undistributed net investment income                         $   17,297,104   $   20,841,002
===========================================================================================

* Class B shares converted to Class A shares on November 10, 2014. ** Class Z shares converted to Class Y shares on August 7, 2015.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 27

--------------------------------------------------------------------------------------------
                                Year Ended    Year Ended        Year Ended    Year Ended
                                10/31/15      10/31/15          10/31/14      10/31/14
                                Shares        Amount            Shares        Amount
--------------------------------------------------------------------------------------------
Class A
Shares sold                      3,282,733    $  113,641,411     3,386,585    $  118,220,828
Reinvestment of distributions    2,331,741        79,888,375     1,259,648        43,052,042
Less shares repurchased         (5,436,294)     (187,419,267)   (7,588,919)     (265,225,868)
--------------------------------------------------------------------------------------------
   Net increase (decrease)         178,180    $    6,110,519    (2,942,686)   $ (103,952,998)
============================================================================================
Class B*
Shares sold or exchanged              --      $         --          11,816    $      402,086
Reinvestment of distributions         --                --          16,387           551,481
Less shares repurchased           (284,163)      (10,448,255)     (147,775)       (5,102,064)
--------------------------------------------------------------------------------------------
   Net decrease                   (284,163)   $  (10,448,255)     (119,572)   $   (4,148,497)
============================================================================================
Class C
Shares sold                        801,513    $   27,159,377       557,786    $   19,152,401
Reinvestment of distributions      249,152         8,418,829       110,592         3,720,045
Less shares repurchased           (840,599)      (28,363,395)     (545,471)      (18,857,316)
--------------------------------------------------------------------------------------------
   Net increase                    210,066    $    7,214,811       122,907    $    4,015,130
============================================================================================
Class K
Shares sold                        391,354    $   13,488,826       321,601    $   11,597,482
Reinvestment of distributions       38,678         1,325,294         2,819           100,616
Less shares repurchased           (120,070)       (4,116,064)      (30,712)       (1,095,715)
--------------------------------------------------------------------------------------------
   Net increase                    309,962    $   10,698,056       293,708    $   10,602,383
============================================================================================
Class R
Shares sold                        537,104    $   18,652,763       365,050    $   12,872,885
Reinvestment of distributions      231,207         8,018,150       129,561         4,463,805
Less shares repurchased           (733,261)      (25,422,340)     (829,085)      (29,056,585)
--------------------------------------------------------------------------------------------
   Net increase (decrease)          35,050    $    1,248,573      (334,474)   $  (11,719,895)
============================================================================================
Class Y
Shares sold                      4,489,448    $  155,697,868     4,181,507    $  146,976,992
Reinvestment of distributions    1,320,093        45,617,499       658,068        22,725,568
Less shares repurchased         (4,501,224)     (156,053,921)   (3,914,688)     (139,019,101)
--------------------------------------------------------------------------------------------
   Net increase                  1,308,317    $   45,261,446       924,887    $   30,683,459
============================================================================================
Class Z**
Shares sold                          9,797    $      343,929         9,802    $      343,670
Reinvestment of distributions        4,028           138,444         4,268           145,289
Less shares repurchased            (49,433)       (1,709,498)      (65,295)       (2,288,199)
--------------------------------------------------------------------------------------------
   Net decrease                    (35,608)   $   (1,227,125)      (51,225)   $   (1,799,240)
============================================================================================

* Class B shares converted to Class A shares on November 10, 2014. ** Class Z shares converted to Class Y shares on August 7, 2015.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Annual Report | 10/31/15

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                Year          Year        Year        Year        Year
                                                                Ended         Ended       Ended       Ended       Ended
                                                                10/31/15      10/31/14    10/31/13    10/31/12    10/31/11
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                            $  36.47      $  34.35    $  27.96    $  26.19    $  23.92
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                 $   0.68(a)   $   0.96    $   0.75    $   1.05    $   0.48
   Net realized and unrealized gain (loss) on investments           1.16          3.11        6.53        1.56        2.20
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   1.84      $   4.07    $   7.28    $   2.61    $   2.68
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                        $  (0.75)     $  (0.80)   $  (0.89)   $  (0.84)   $  (0.41)
   Net realized gain                                               (3.15)        (1.15)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                             $  (3.90)     $  (1.95)   $  (0.89)   $  (0.84)   $  (0.41)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (2.06)     $   2.12    $   6.39    $   1.77    $   2.27
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  34.41      $  36.47    $  34.35    $  27.96    $  26.19
===========================================================================================================================
Total return*                                                       5.30%        12.33%      26.52%      10.09%      11.26%
Ratio of net expenses to average net assets                         1.06%         1.09%       1.10%       1.14%       1.15%
Ratio of net investment income (loss) to average net assets         1.99%         2.56%       2.39%       3.86%       1.78%
Portfolio turnover rate                                               40%           29%         26%         49%         24%
Net assets, end of period (in thousands)                        $732,397      $769,869    $826,039    $679,254    $630,087
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 29

---------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year        Year        Year       Year
                                                                  Ended         Ended       Ended       Ended      Ended
                                                                  10/31/15      10/31/14    10/31/13    10/31/12   10/31/11
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  36.03      $  33.94    $  27.64    $ 25.91    $ 23.66
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                   $   0.42(a)   $   0.62    $   0.47    $  0.84    $  0.27
   Net realized and unrealized gain (loss) on investments             1.13          3.17        6.50       1.54       2.20
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $   1.55      $   3.79    $   6.97    $  2.38    $  2.47
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                          $  (0.52)     $  (0.55)   $  (0.67)   $ (0.65)   $ (0.22)
   Net realized gain                                                 (3.15)        (1.15)         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                               $  (3.67)     $  (1.70)   $  (0.67)   $ (0.65)   $ (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (2.12)     $   2.09    $   6.30    $  1.73    $  2.25
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  33.91      $  36.03    $  33.94    $ 27.64    $ 25.91
===========================================================================================================================
Total return*                                                         4.49%        11.57%      25.61%      9.26%     10.45%
Ratio of net expenses to average net assets                           1.80%         1.80%       1.84%      1.86%      1.91%
Ratio of net investment income (loss) to average net assets           1.24%         1.83%       1.62%      3.13%      1.02%
Portfolio turnover rate                                                 40%           29%         26%        49%        24%
Net assets, end of period (in thousands)                          $116,090      $115,762    $104,890    $77,219    $70,683
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Annual Report | 10/31/15

-------------------------------------------------------------------------------------
                                                  Year         Year
                                                  Ended        Ended      12/20/12
                                                  10/31/15     10/31/14   to 10/31/13
-------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period              $ 36.52      $ 34.38    $ 28.30
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                    $  0.80(b)   $  0.96    $  0.03
  Net realized and unrealized gain (loss)
     on investments                                  1.17         3.27       6.63
-------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                      $  1.97      $  4.23    $  6.66
-------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                           $ (0.90)     $ (0.94)   $ (0.58)
  Net realized gain                                 (3.15)       (1.15)        --
-------------------------------------------------------------------------------------
Total distributions                               $ (4.05)     $ (2.09)   $ (0.58)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        $ (2.08)     $  2.14    $  6.08
-------------------------------------------------------------------------------------
Net asset value, end of period                    $ 34.44      $ 36.52    $ 34.38
=====================================================================================
Total return*                                        5.67%       12.82%     23.72%(a)
Ratio of net expenses to average net assets          0.67%        0.69%      0.66%**
Ratio of net investment income (loss) to
  average net assets                                 2.32%        2.24%      1.84%**
Portfolio turnover rate                                40%          29%        26%
Net assets, end of period (in thousands)          $20,908      $10,849    $   117
=====================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Not annualized.

(b) The per share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 31

---------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year        Year       Year       Year
                                                                   Ended         Ended       Ended      Ended      Ended
                                                                   10/31/15      10/31/14    10/31/13   10/31/12   10/31/11
---------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                               $ 36.88       $ 34.71     $ 28.24    $ 26.45    $ 24.14
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                    $  0.57(a)    $  0.88     $  0.72    $  1.03    $  0.36
   Net realized and unrealized gain (loss) on investments             1.16          3.11        6.54       1.52       2.28
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  1.73       $  3.99     $  7.26    $  2.55    $  2.64
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                           $ (0.63)      $ (0.67)    $ (0.79)   $ (0.76)   $ (0.33)
   Net realized gain                                                 (3.15)        (1.15)         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                $ (3.78)      $ (1.82)    $ (0.79)   $ (0.76)   $ (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (2.05)      $  2.17     $  6.47    $  1.79    $  2.31
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 34.83       $ 36.88     $ 34.71    $ 28.24    $ 26.45
===========================================================================================================================
Total return*                                                         4.90%        11.95%      26.13%      9.76%     10.96%
Ratio of net expenses to average net assets                           1.41%         1.43%       1.41%      1.41%      1.48%
Ratio of net investment income (loss) to average net assets           1.64%         2.22%       2.09%      3.62%      1.46%
Portfolio turnover rate                                                 40%           29%         26%        49%        24%
Net assets, end of period (in thousands)                           $75,876       $79,042     $85,986    $79,557    $78,159
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Annual Report | 10/31/15

---------------------------------------------------------------------------------------------------------------------------
                                                                Year          Year        Year        Year        Year
                                                                Ended         Ended       Ended       Ended       Ended
                                                                10/31/15      10/31/14    10/31/13    10/31/12    10/31/11
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                            $  36.77      $  34.62    $  28.17    $  26.38    $  24.09
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                 $   0.78(a)   $   0.98    $   0.78    $   1.05    $   0.44
   Net realized and unrealized gain (loss) on investments           1.16          3.23        6.67        1.67        2.37
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   1.94      $   4.21    $   7.45    $   2.72    $   2.81
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                        $  (0.85)     $  (0.91)   $  (1.00)   $  (0.93)   $  (0.52)
   Net realized gain                                               (3.15)        (1.15)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                             $  (4.00)     $  (2.06)   $  (1.00)   $  (0.93)   $  (0.52)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (2.06)     $   2.15    $   6.45    $   1.79    $   2.29
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  34.71      $  36.77    $  34.62    $  28.17    $  26.38
===========================================================================================================================
Total return*                                                       5.56%        12.67%      26.98%      10.47%      11.73%
Ratio of net expenses to average net assets                         0.78%         0.79%       0.76%       0.77%       0.75%
Ratio of net investment income (loss) to average net assets         2.26%         2.85%       2.68%       4.20%       2.16%
Portfolio turnover rate                                               40%           29%         26%         49%         24%
Net assets, end of period (in thousands)                        $527,305      $510,416    $448,509    $322,567    $238,647
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 33

Notes to Financial Statements | 10/31/15

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class B shares converted to Class A shares as of the close of business on November 10, 2014. Class Z shares were converted to Class Y shares as of the close of business on August 7, 2015. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

34 Pioneer Equity Income Fund | Annual Report | 10/31/15

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.,
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At October 31, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 35

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2015, the Fund did not accrue any interest or penalties with respect to unrecognized tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At October 31, 2015, the Fund reclassified $267,833 to decrease undistributed net investment income and $267,833 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

     The tax character of distributions during the year ended October 31, 2015, and October 31, 2014, was as follows:

     ---------------------------------------------------------------------------
                                                            2015            2014
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                $ 33,166,428     $34,882,719
     Long-term capital gain                          128,314,155      49,279,841
     ---------------------------------------------------------------------------
          Total                                     $161,480,583     $84,162,560
     ===========================================================================

36 Pioneer Equity Income Fund | Annual Report | 10/31/15

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2015:

     ---------------------------------------------------------------------------
                                                                            2015
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $  1,546,368
     Undistributed long term capital gain                            110,273,182
     Net unrealized appreciation                                     386,959,818
     ---------------------------------------------------------------------------
          Total                                                     $498,779,368
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on Real Estate Investment Trust (REIT) holdings and partnerships.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $77,483 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent, for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 37

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the year ended October 31, 2015, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $72,818, in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2015.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

38 Pioneer Equity Income Fund | Annual Report | 10/31/15

For the year ended October 31, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $  662,235
Class B                                                                      607
Class C                                                                  118,250
Class K                                                                      396
Class R                                                                  187,800
Class Y                                                                  621,602
Class Z                                                                    1,759
--------------------------------------------------------------------------------
  Total                                                               $1,592,649
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $394,079 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2015.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $28,948 in distribution fees payable to PFD at October 31, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 39 purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2015, CDSCs in the amount of $5,329 were paid to PFD.

5. Expense Offset Arrangements

The Fund entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2015, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until June 9, 2015, was in the amount of $215 million. As of June 9, 2015, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2015, the Fund had no borrowings under the credit facility.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2015:

--------------------------------------------------------------------------------------------------------------
               Beginning                          Corporate
               Balance     Purchases   Sales      Actions     Ending      Dividend                  Realized
Affiliates     (shares)    (shares)    (shares)   (shares)    (shares)    Income      Value         Gain
--------------------------------------------------------------------------------------------------------------
The Gorman-
  Rupp Co.     1,433,678          --   (70,315)          --   1,363,363   $552,377    $38,978,548   $1,843,271

40 Pioneer Equity Income Fund | Annual Report | 10/31/15

8. Forward Foreign Currency Contracts

During the year ended October 31, 2015, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the year ended October 31, 2015 was $788,895. There were no open forward foreign currency contracts at October 31, 2015.

9. Additional Disclosures about Derivative Instruments and Hedging Activities:

The Fund's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at October 31, 2015 was as follows:

-------------------------------------------------------------------------------------
Statement of Operations
                                                     Foreign
                              Interest     Credit    Exchange     Equity    Commodity
                              Rate Risk    Risk      Risk         Risk      Risk
-------------------------------------------------------------------------------------
Net realized gain (loss) on
  Forward foreign
   currency contracts         $   --       $   --    $(139,669)   $   --    $   --
-------------------------------------------------------------------------------------
   Total Value                $   --       $   --    $(139,669)   $   --    $   --
=====================================================================================

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 41

10. Conversion of Class B and Class Z Shares

As of the close of business on November 10, 2014, all outstanding Class B shares of the Fund were converted to Class A shares.

As of the close of business on August 7, 2015, all outstanding Class Z shares of the Fund were converted to Class Y shares.

42 Pioneer Equity Income Fund | Annual Report | 10/31/15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Equity Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund as of October 31, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended October 31, 2013, 2012, and 2011 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 23, 2013.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund as of October 31, 2015, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloiette & Touche LLP

Boston, Massachusetts
December 23, 2015

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 43

ADDITIONAL INFORMATION (unaudited)

For the year ended October 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2015 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

PIM, the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit. On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's current investment advisory agreement with PIM to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

Subsequent Event (unaudited)

Effective November 2, 2015, Boston Financial Data Service became the transfer agent to the Fund at negotiated rates.

44 Pioneer Equity Income Fund | Annual Report | 10/31/15

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 45

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight

46 Pioneer Equity Income Fund | Annual Report | 10/31/15

Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the third quintile relative to its Morningstar peer group and in the third quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 47

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its

48 Pioneer Equity Income Fund | Annual Report | 10/31/15 relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 49

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

50 Pioneer Equity Income Fund | Annual Report | 10/31/15

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (65)         Trustee since 2006.  Private investor (2004 - 2008 and 2013 - present);  Director, Broadridge Financial
Chairman of the Board        Serves until a       Chairman (2008 - 2013) and Chief Executive Officer  Solutions, Inc. (investor
and Trustee                  successor trustee    (2008 - 2012), Quadriserv, Inc. (technology         communications and securities
                             is elected or        products for securities lending industry); and      processing provider for
                             earlier retirement   Senior Executive Vice President, The Bank of New    financial services industry)
                             or removal.          York (financial and securities services) (1986 -    (2009 - present); Director,
                                                  2004)                                               Quadriserv, Inc. (2005 -
                                                                                                      2013); and Commissioner, New
                                                                                                      Jersey State Civil Service
                                                                                                      Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)           Trustee since 2005.  Managing Partner, Federal City Capital Advisors     Director of New York Mortgage
Trustee                      Serves until a       (corporate advisory services company) (1997 - 2004  Trust (publicly-traded
                             successor trustee    and 2008 - present); Interim Chief Executive        mortgage REIT) (2004 - 2009,
                             is elected or        Officer, Oxford Analytica, Inc. (privately-held     2012 - present); Director of
                             earlier retirement   research and consulting company) (2010); Executive  The Swiss Helvetia Fund, Inc.
                             or removal.          Vice President and Chief Financial Officer,         (closed-end fund) (2010 -
                                                  I-trax, Inc. (publicly traded health care services  present); Director of Oxford
                                                  company) (2004 - 2007); and Executive Vice          Analytica, Inc. (2008 -
                                                  President and Chief Financial Officer, Pedestal     present); and Director of
                                                  Inc. (internet-based mortgage trading company)      Enterprise Community
                                                  (2000 - 2002); Private consultant (1995-1997),      Investment, Inc.
                                                  Managing Director, Lehman Brothers (investment      (privately-held affordable
                                                  banking firm) (1992-1995); and Executive, The       housing finance company) (1985
                                                  World Bank (1979-1992)                              - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (71)    Trustee since 2008.  William Joseph Maier Professor of Political         Trustee, Mellon Institutional
Trustee                      Serves until a       Economy, Harvard University (1972 - present)        Funds Investment Trust and
                             successor trustee                                                        Mellon Institutional Funds
                             is elected or                                                            Master Portfolio (oversaw 17
                             earlier retirement                                                       portfolios in fund complex)
                             or removal.                                                              (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 51

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (68)    Trustee since 1990.  Founding Director, Vice President and Corporate     None
Trustee                      Serves until a       Secretary, The Winthrop Group, Inc. (consulting
                             successor trustee    firm) (1982 - present); Desautels Faculty of
                             is elected or        Management, McGill University (1999 - present);
                             earlier retirement   and Manager of Research Operations and
                             or removal.          Organizational Learning, Xerox PARC, Xerox's
                                                  advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (67)     Trustee since 1990.  President and Chief Executive Officer, Newbury,     Director of New America High
Trustee                      Serves until a       Piret & Company, Inc. (investment banking firm)     Income Fund, Inc. (closed-end
                             successor trustee    (1981 - present)                                    investment company) (2004 -
                             is elected or                                                            present); and Member, Board
                             earlier retirement                                                       of Governors, Investment
                             or removal.                                                              Company Institute (2000 -
                                                                                                      2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (68)       Trustee since 2014.  Consultant (investment company services) (2012 -    None
Trustee                      Serves until a       present); Executive Vice President, BNY Mellon
                             successor trustee    (financial and investment company services) (1969
                             is elected or        - 2012); Director, BNY International Financing
                             earlier retirement   Corp. (financial services) (2002 - 2012); and
                             or removal.          Director, Mellon Overseas Investment Corp.
                                                  (financial services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

52 Pioneer Equity Income Fund | Annual Report | 10/31/15

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (57)*      Trustee since 2014.  Director and Executive Vice President (since 2008)  None
Trustee                      Serves until a       and Chief Investment Officer, U.S. (since 2010) of
                             successor trustee    PIM-USA; Executive Vice President of Pioneer
                             is elected or        (since 2008); Executive Vice President of Pioneer
                             earlier retirement   Institutional Asset Management, Inc. (since 2009);
                             or removal.          and Portfolio Manager of Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 53

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (59)**   Advisory Trustee     Chief Investment Officer, 1199 SEIU Funds            Trustee of Pioneer
Advisory Trustee             since 2014.          (healthcare workers union pension funds) (2001 -     closed-end investment
                                                  present); Vice President - International             companies (5 portfolios)
                                                  Investments Group, American International Group,     (Sept. 2015 - present)
                                                  Inc. (insurance company) (1993 - 2001); Vice
                                                  President Corporate Finance and Treasury Group,
                                                  Citibank, N.A.(1980 - 1986 and 1990 - 1993); Vice
                                                  President - Asset/Liability Management Group,
                                                  Federal Farm Funding Corporation
                                                  (government-sponsored issuer of debt securities)
                                                  (1988 - 1990); Mortgage Strategies Group, Shearson
                                                  Lehman Hutton, Inc. (investment bank) (1987 -
                                                  1988); and Mortgage Strategies Group, Drexel
                                                  Burnham Lambert, Ltd. (investment bank) (1986 -
                                                  1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

54 Pioneer Equity Income Fund | Annual Report | 10/31/15

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (53)           Since 2014. Serves   Chair, Director, CEO and President of Pioneer        Trustee of Pioneer
President and Chief          at the discretion    Investment Management-USA (since September 2014);    Closed-End Investment
Executive Officer            of the Board.        Chair, Director, CEO and President of Pioneer        Companies (5 Portfolios)
                                                  Investment Management, Inc. (since September         (Sept. 2015 - Present)
                                                  2014); Chair, Director, CEO and President of
                                                  Pioneer Funds Distributor, Inc. (since September
                                                  2014); Chair, Director, CEO and President of
                                                  Pioneer Institutional Asset Management, Inc.
                                                  (since September 2014); and Chair, Director, and
                                                  CEO of Pioneer Investment Management Shareholder
                                                  Services, Inc. (since September 2014); Managing
                                                  Director, Morgan Stanley Investment Management
                                                  (2010 - 2013); and Director of Institutional
                                                  Business, CEO of International, Eaton Vance
                                                  Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)   Since 2003. Serves   Vice President and Associate General Counsel of      None
Secretary and Chief          at the discretion    Pioneer since January 2008; Secretary and Chief
Legal Officer                of the Board.        Legal Officer of all of the Pioneer Funds since
                                                  June 2010; Assistant Secretary of all of the
                                                  Pioneer Funds from September 2003 to May 2010; and
                                                  Vice President and Senior Counsel of Pioneer from
                                                  July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (54)       Since 2010. Serves   Fund Governance Director of Pioneer since December   None
Assistant Secretary          at the discretion    2006 and Assistant Secretary of all the Pioneer
                             of the Board.        Funds since June 2010; Manager - Fund Governance
                                                  of Pioneer from December 2003 to November 2006;
                                                  and Senior Paralegal of Pioneer from January 2000
                                                  to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (52)            Since 2010. Serves   Senior Counsel of Pioneer since May 2013 and         None
Assistant Secretary          at the discretion    Assistant Secretary of all the Pioneer Funds since
                             of the Board.        June 2010; and Counsel of Pioneer from June 2007
                                                  to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)         Since 2008. Serves   Vice President - Fund Treasury of Pioneer;           None
Treasurer and Chief          at the discretion    Treasurer of all of the Pioneer Funds since March
Financial and                of the Board.        2008; Deputy Treasurer of Pioneer from March 2004
Accounting Officer                                to February 2008; and Assistant Treasurer of all
                                                  of the Pioneer Funds from March 2004 to February
                                                  2008
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 55

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (50)        Since 2000. Serves   Director - Fund Treasury of Pioneer; and Assistant   None
Assistant Treasurer          at the discretion    Treasurer of all of the Pioneer Funds
                             of the Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (57)           Since 2002. Serves   Fund Accounting Manager - Fund Treasury of           None
Assistant Treasurer          at the discretion    Pioneer; and Assistant Treasurer of all of the
                             of the Board.        Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)        Since 2009. Serves   Fund Administration Manager - Fund Treasury of       None
Assistant Treasurer          at the discretion    Pioneer since November 2008; Assistant Treasurer
                             of the Board.        of all of the Pioneer Funds since January 2009;
                                                  and Client Service Manager - Institutional
                                                  Investor Services at State Street Bank from March
                                                  2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (63)         Since 2010. Serves   Chief Compliance Officer of Pioneer and of all the   None
Chief Compliance Officer     at the discretion    Pioneer Funds since March 2010; Chief Compliance
                             of the Board.        Officer of Pioneer Institutional Asset Management,
                                                  Inc. since January 2012; Chief Compliance Officer
                                                  of Vanderbilt Capital Advisors, LLC since July
                                                  2012: Director of Adviser and Portfolio Compliance
                                                  at Pioneer since October 2005; and Senior
                                                  Compliance Officer for Columbia Management
                                                  Advisers, Inc. from October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (44)         Since 2006. Serves   Director - Transfer Agency Compliance of Pioneer     None
Anti-Money Laundering        at the discretion    and Anti-Money Laundering Officer of all the
Officer                      of the Board.        Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

56 Pioneer Equity Income Fund | Annual Report | 10/31/15

                           This page for your notes.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 57

                           This page for your notes.

58 Pioneer Equity Income Fund | Annual Report | 10/31/15

                           This page for your notes.

                        Pioneer Equity Income Fund | Annual Report | 10/31/15 59

                           This page for your notes.

60 Pioneer Equity Income Fund | Annual Report | 10/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19439-09-1215

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Fund were $25,500 payable to Deloitte & Touche LLP for the year ended
October 31, 2015 and $25,241 for the year ended October 31, 2014.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2015 or 2014.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Fund were $8,750
payable to Deloitte & Touche LLP for the year ended
October 31, 2015 and $8,750 for the year ended October 31, 2014.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2015 or 2014.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2015 and 2014, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $8,750 payable to Deloitte & Touche LLP for the year ended
October 31, 2015 and $8,750  for the year ended October 31, 2014.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 30, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 30, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 30, 2015

* Print the name and title of each signing officer under his or her signature.